S000024510 [Member] Shareholder Fees - SFT Real Estate Securities Fund	Dec. 31, 2025 USD ($)
Class 2
Prospectus [Line Items]
Shareholder Fee, Other
Class 1
Prospectus [Line Items]
Shareholder Fee, Other